TT EUROPE PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                         VALUE (NOTE 1)
COMMON STOCKS - 116.85%          SHARES             US$
-------------------------------------------------------
DENMARK - 2.25% ELECTRONIC
EQUIPMENT & INSTRUMENTS - 2.25%
Vestas Wind Systems A/S              52           1,409
-------------------------------------------------------
TOTAL DENMARK                                     1,409
-------------------------------------------------------
FINLAND - 3.01%
DIVERSIFIED TELECOMMUNICATIONS - 3.01%
Nokia Oyj                           129           1,886
-------------------------------------------------------
TOTAL FINLAND                                     1,886
-------------------------------------------------------
FRANCE - 21.77%
AUTOMOBILES - 3.63%
PSA Peugeot Citroen                  44           2,281
-------------------------------------------------------
BANKS - 2.29%
BNP Paribas SA                       26           1,437
-------------------------------------------------------
BUILDING MATERIALS - 2.86%
Lafarge SA                           18           1,794
-------------------------------------------------------
BUILDING PRODUCTS - 2.57%
Compagnie de Saint Gobain            36           1,614
-------------------------------------------------------
MEDIA - 1.58%
Vivendi Universal SA                 46             993
-------------------------------------------------------
OIL & GAS - 3.88%
TotalFinaElf SA                      15           2,433
-------------------------------------------------------
PHARMACEUTICALS - 4.96%
Aventis SA                           44           3,115
-------------------------------------------------------
TOTAL FRANCE                                     13,667
-------------------------------------------------------
GERMANY - 3.51%
AIRLINES - 2.26%
Deutsche Lufthansa - Registered #   100           1,421
-------------------------------------------------------
SOFTWARE - 1.25%
SAP AG                                8             783
-------------------------------------------------------
TOTAL GERMANY                                     2,204
-------------------------------------------------------
ITALY - 11.50%
BANKS - 3.35%
IntesaBCI Spa                       690           2,104
-------------------------------------------------------
OIL & GAS - 8.15%
ENI Spa                             217           3,447
Italgas Spa                         150           1,665
-------------------------------------------------------
                                                  5,112
-------------------------------------------------------
TOTAL ITALY                                       7,216
-------------------------------------------------------
NETHERLANDS - 6.78%
DIVERSIFIED FINANCIALS - 2.53%
ING Groep NV                         62           1,590
-------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 1.89%
Royal KPN NV #                      253           1,183
-------------------------------------------------------
HOUSEHOLD DURABLES - 2.36%
Royal Philips Electronics NV         53           1,478
-------------------------------------------------------
TOTAL NETHERLANDS                                 4,251
-------------------------------------------------------
NORWAY - 3.03%
CHEMICALS - 3.03%
Norsk Hydro ASA                      40           1,904
-------------------------------------------------------
TOTAL NORWAY                                      1,904
-------------------------------------------------------
SPAIN - 4.66%
AIRLINES - 1.74%
Iberia Lineas Aereas de Espana SA   624           1,090
-------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 2.92%
Altadis SA                           89           1,835
-------------------------------------------------------
TOTAL SPAIN                                       2,925
-------------------------------------------------------
SWEDEN - 3.07%
BANKS - 3.07%
Nordea AB                           355           1,929
-------------------------------------------------------
TOTAL SWEDEN                                      1,929
-------------------------------------------------------

                                         VALUE (NOTE 1)
COMMON STOCKS (continued)        SHARES             US$
-------------------------------------------------------
SWITZERLAND - 5.12%
BANKS - 5.12%
UBS AG - Registered #                64           3,214
-------------------------------------------------------
TOTAL SWITZERLAND                                 3,214
-------------------------------------------------------
UNITED KINGDOM - 52.15%
AIRLINES - 1.22%
British Airways PLC #               269             764
-------------------------------------------------------
BANKS - 7.30%
HBOS PLC                            155           1,679
Lloyds TSB Group PLC                160           1,594
Royal Bank of Scotland Group PLC     46           1,305
-------------------------------------------------------
                                                  4,578
-------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 7.12%
Diageo PLC                          128           1,663
Gallaher Group PLC                  180           1,688
South African Breweries PLC         143           1,120
-------------------------------------------------------
                                                  4,471
-------------------------------------------------------
CONSTRUCTION & ENGINEERING - 3.07%
BAA PLC                             211           1,928
-------------------------------------------------------
DIVERSIFIED FINANCIALS - 3.42%
Amvescap PLC                        124           1,011
Schroders PLC                       127           1,134
-------------------------------------------------------
                                                  2,145
-------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 3.02%
Vodafone Group PLC                1,381           1,896
-------------------------------------------------------
ELECTRIC UTILITIES - 5.28%
National Grid Group PLC             284           2,019
Scottish Power PLC                  241           1,297
-------------------------------------------------------
                                                  3,316
-------------------------------------------------------
FOOD & DRUG RETAILING - 2.07%
Boots Company PLC                   131           1,300
-------------------------------------------------------
MEDIA - 7.44%
British Sky Broadcasting Group PLC #268           2,571
Carlton Communications PLC          655           2,098
-------------------------------------------------------
                                                  4,669
-------------------------------------------------------
MINING - 2.76%
Anglo American PLC                  104           1,731
-------------------------------------------------------
OIL & GAS - 2.65%
BP PLC                              198           1,664
-------------------------------------------------------
PHARMACEUTICALS - 3.14%
GlaxoSmithKline PLC                  91           1,968
-------------------------------------------------------
RETAILERS - 2.31%
Marks & Spencer Group PLC           255           1,450
-------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 1.35%
MM02 PLC #                        1,326             849
-------------------------------------------------------
TOTAL UNITED KINGDOM                             32,729
-------------------------------------------------------
TOTAL COMMON STOCKS
(cost $73,665)                                   73,334
-------------------------------------------------------
                                         VALUE (NOTE 1)
RIGHTS - 0.06%                   SHARES             US$
-------------------------------------------------------
FRANCE - 0.06%
BUILDING MATERIALS - 0.06%
Lafarge SA #                         18              35
-------------------------------------------------------
TOTAL FRANCE                                         35
-------------------------------------------------------
TOTAL RIGHTS
(cost $33)                                           35
-------------------------------------------------------
TOTAL INVESTMENTS - 116.91%
(COST $73,698)                                   73,369
LIABILITIES IN EXCESS
OF OTHER ASSETS (16.91%)                        (10,612)
-------------------------------------------------------
TOTAL NET ASSETS 100.00%                         62,757
-------------------------------------------------------

# Non-income producing security.

STATEMENT OF ASSETS AND LIABILITIES

SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                      US$
---------------------------------------------------------
ASSETS:
Investments, at value*                             73,369
Foreign currency**                                  3,470
Receivable for investments sold                       790
Dividends and interest receivable                     361
Recoverable foreign taxes                              83
---------------------------------------------------------
Total assets                                       78,073
---------------------------------------------------------
LIABILITIES:
Payable for investment advisory fees                   29
Due to custodian                                    2,194
Accrued expenses and other liabilities             13,093
---------------------------------------------------------
Total liabilities                                  15,316
---------------------------------------------------------
NET ASSETS                                         62,757
---------------------------------------------------------
* Cost of Investments                              73,698
---------------------------------------------------------
** Cost of Foreign Currency                         3,202
---------------------------------------------------------


                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                    US$
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                     176
Dividend income*                                                                  1,123
---------------------------------------------------------------------------------------
Total income                                                                      1,299
---------------------------------------------------------------------------------------
EXPENSES:
Accounting and custody fees                                                      30,868
Administration fees                                                              29,378
Trustees' fees and expenses                                                       9,268
Audit fees                                                                        5,484
Investment advisory fee                                                             222
Other expenses                                                                    2,361
---------------------------------------------------------------------------------------
Total expenses                                                                   77,581
---------------------------------------------------------------------------------------
Less expense waiver and/or reimbursement                                        (76,950)
---------------------------------------------------------------------------------------
Net expenses                                                                        631
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               668
---------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                                 (3,528)
Foreign currency transactions and forward foreign currency exchange contracts       158
---------------------------------------------------------------------------------------
                                                                                 (3,370)
---------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                            (2,109)
Foreign currency transactions and forward foreign currency exchange contracts       297
---------------------------------------------------------------------------------------
                                                                                 (1,812)
---------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                          (5,182)
---------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             (4,514)
---------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                     158
---------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           PERIOD FROM
                                                                      SIX MONTHS     FEBRUARY 12, 2001
                                                                           ENDED      (COMMENCEMENT OF
                                                                   JUNE 30, 2002   OPERATIONS) THROUGH
                                                                     (UNAUDITED)     DECEMBER 31, 2001
                                                                             US$                   US$
------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                        668                 1,384
Net realized loss                                                         (3,370)              (18,001)
Net change in unrealized appreciation/(depreciation)                      (1,812)                1,777
------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                      (4,514)              (14,840)
------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Contributions                                                             53,379               186,969
Withdrawals                                                             (118,534)              (39,703)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions          (65,155)              147,266
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (69,669)              132,426
------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      132,426                     -
------------------------------------------------------------------------------------------------------
End of period                                                             62,757               132,426
------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

     A.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001. The TT Europe Mutual Fund held 100.0% of the Portfolio as of June 30, 2002.

          The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          1.   SECURITY VALUATION

               The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

          2.   SECURITY TRANSACTIONS AND INCOME RECOGNITION

               Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

          3.   FEDERAL INCOME TAXES

               For the six months ended June 30, 2002, TT Europe Mutual Fund (the "Fund") was the sole investor in the Portfolio; therefore, the Portfolio and the Fund are treated as a single entity for U.S. tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). Accordingly, no provision for federal taxes was required at June 30, 2002.

               It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

          4.   FOREIGN SECURITIES

               Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

               Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

          5.   FOREIGN CURRENCY TRANSLATION

               For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

               As of June 30, 2002, the Portfolio had no open forward foreign currency exchange contracts outstanding.

          6.   FUTURES CONTRACTS

               The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with all futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

               As of June 30, 2002, there were no open long futures contracts outstanding.

          7.   OPTIONS CONTRACTS

               A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

               Purchases of put and call options are recorded as investments, the values of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

               The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

               The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

               As of June 30, 2002, there were no open options contracts outstanding

     B.   INVESTMENT ADVISORY AGREEMENT

          Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its advisory services, the Portfolio Trust shall pay monthly to TTI from the assets of the Portfolio a management fee at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

     C.   SECURITY TRANSACTIONS

          Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the period ended June 30, 2002, were as follows:

          COST OF PURCHASES                                 PROCEEDS FROM SALES
          US$                                                               US$
          ---------------------------------------------------------------------
          72,151                                                         72,386

          At June 30, 2002 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                          UNREALIZED          UNREALIZED        NET UNREALIZED
          TAX COST      APPRECIATION        DEPRECIATION          DEPRECIATION
          US$                    US$                 US$                   US$
          --------------------------------------------------------------------
          73,698               4,708              (5,037)                 (329)


     D.   FINANCIAL HIGHLIGHTS

          The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                      SIX MONTHS
                                                           ENDED                    FOR THE
                                                   JUNE 30, 2002               PERIOD ENDED
                                                     (UNAUDITED)          DECEMBER 31, 2001*
          ----------------------------------------------------------------------------------
          Ratio of expenses                                1.43%+                     1.36%+
          Ratio of gross expenses                        175.72%+                   190.42%+
          Ratio of net investment income                   1.51%+                     1.60%+
          Portfolio Turnover                                149%                       227%
          Total Return                                    (5.23)%^                  (14.65)%^

     * For the period February 12, 2001 (commencement of operations) through December 31, 2001.

     +    Annualized.

     ^    Not annualized.

                             [TT INTERNATIONAL LOGO]

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